Cover	Jun. 03, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Document Period End Date	Jun. 03, 2024
Entity File Number	000-54878
Entity Registrant Name	PROPANC BIOPHARMA, INC.
Entity Central Index Key	0001517681
Entity Tax Identification Number	33-0662986
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	302, 6 Butler Street
Entity Address, Address Line Two	Camberwell
Entity Address, City or Town	VIC
Entity Address, Country	AU
Entity Address, Postal Zip Code	3124
City Area Code	+61-03-
Local Phone Number	9882-0780
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false